INTANGILE ASSETS AND GOODWILL	12 Months Ended
Dec. 31, 2021
Intangible Assets [Abstract]
INTANGILE ASSETS AND GOODWILL	INTANGIBLE ASSETS AND GOODWILL

In thousands of USD	Goodwill	Assets under construction[1]	Patent, trademarks and other rights	Software	TOTAL
Cost
At January 1, 2021	35	256,200	573	5,575	262,383
Additions	—	225,885	—	6,103	231,988
Transfers	—	(311)	—	(385)	(696)
Disposals	—	(834)	—	(284)	(1,118)
Foreign exchange differences	(3)	(7,099)	(5)	(168)	(7,275)
At December 31, 2021	32	473,841	568	10,841	485,282

Amortization/impairment
At January 1, 2021	(2)	(49,058)	(102)	(2,498)	(51,660)
Amortization	—	—	(73)	(2,698)	(2,771)
Disposals	—	—	—	276	276
Transfers	—	—	—	385	385
Impairments	—	(17,243)	(325)	—	(17,568)
Foreign exchange differences	—	653	6	71	730
At December 31, 2021	(2)	(65,648)	(494)	(4,464)	(70,608)

Net book Value
At January 1, 2021	33	207,142	471	3,077	210,723
At December 31, 2021	30	408,193	74	6,377	414,674

In thousands of USD	Goodwill	Assets under construction[1]	Patent, trademarks and other rights	Software	TOTAL
Cost
At January 1, 2020	7	140,353	117	2,690	143,167
Additions	30	105,519	—	2,643	108,192
Additions through business combinations under common control	—	—	414	—	414
Additions through business combinations	—	—	—	5	5
Transfers	(4)	—	—	—	(4)
Disposals	—	—	—	(11)	(11)
Foreign exchange differences	2	10,328	42	248	10,620
At December 31, 2020	35	256,200	573	5,575	262,383

In thousands of USD	Goodwill	Assets under construction[1]	Patent, trademarks and other rights	Software	TOTAL
Amortization/impairment
At January 1, 2020	(7)	(47,125)	(19)	(1,371)	(48,522)
Amortization			(31)	(1,024)	(1,055)
Additions through business combinations under common control	—		(44)	—	(44)
Transfers	5	—	—	—	5
Disposals	—	—	—	5	5
Impairment	—	(420)			(420)
Foreign exchange differences	—	(1,513)	(8)	(108)	(1,629)
At December 31, 2020	(2)	(49,058)	(102)	(2,498)	(51,660)

Net book Value
At January 1, 2020	—	93,228	98	1,319	94,645
At December 31, 2020	33	207,142	471	3,077	210,723
1.Assets under construction include all costs of projects that are in development phase. The projects under development relate to electric vehicles, electric vehicle components and software. Assets under construction include equipment, tolling and parts that have been acquired during which will be used for the development of Arrival's projects. The amount of these additions during the year amounted to USD 41,977,833 (2020: USD 18,175,106).

Additions to assets under construction are net of grants and research and development tax incentives and grants of USD 16,602,818 (2020: USD 7,718,004).

We record impairment losses on long-lived assets and internally developed intangibles, when events and circumstances indicate the assets may be impaired. In the fourth quarter, the company assessed that two projects were no longer considered core projects that we plan to complete. These assets were therefore impaired. An impairment loss of USD 16,126,960 was recorded related to the assets under development of these cash generating units.

In addition to evaluating assets when a trigger for impairment occurs, Arrival performs annual impairment testing. The assumptions used in the impairment test represent management’s best estimate for the period under consideration. The estimate of the recoverable amount, for purposes of performing the annual impairment test for the cash generating units (“CGU”), was determined using a fair value less cost of disposal model for the year ended December 31, 2021. The Group has evaluated the Automotive cash generating unit ("AUTO CGU") based on this model.

Fixed assets allocated to Charging Stations and Roborace have been fully impaired. In addition management has identified two leases that are not expected to generate future inflows and thus they have also been impaired, as well as leases that did not form part of the AUTO CGU which were also fully impaired.

For further information on impairment testing please refer to note 3.

Additions to assets under construction include capitalized borrowing costs directly related to the building of prototypes for USD 234,302 (2020: USD nil), calculated using a capitalization rate of 21%.